Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year(1)	Summary Comp Table Total for First PEO ($)	Summary Comp Table Total for Second PEO ($)	Comp Actually Paid to First PEO ($)	Comp Actually Paid to Second PEO ($)	Average Summary Comp Table Total for Non-PEO Named Executive Officers ($)	Average Comp Actually Paid to Non-PEO Named Executive Officers ($)	Value of Initial Fixed $100 Investment Based on:		Net Income (GAAP) (millions) ($)	Non-GAAP Adjusted Operating Profit(3) (millions) ($)
							Total Shareholder Return ($)	Peer Group(2) Total Shareholder Return ($)
2024	N/A	24,063,977	N/A	9,185,261	6,059,067	1,713,257	127.43	152.33	5,782	8,894
2023	N/A	23,390,051	N/A	15,171,604	7,631,274	4,457,788	152.66	146.74	6,708	9,873
2022	N/A	18,965,201	N/A	13,072,062	6,714,395	5,141,166	162.33	131.11	11,548	13,853
2021	N/A	27,620,893	N/A	43,250,361	10,489,120	19,573,719	193.56	152.83	12,890	13,144
2020	5,842,130	3,772,910	28,958,013	13,337,679	5,454,192	11,181,872	147.28	118.18	1,343	8,718

Company Selected Measure Name	Adjusted Operating Profit
Named Executive Officers, Footnote	In 2024, Carol Tomé was the principal executive officer (“PEO”) and the Non-PEO NEOs were Brian Dykes, Brian Newman, Nando Cesarone, Kate Gutmann and Bala Subramanian. In both 2023 and 2022, Carol Tomé was the PEO and the Non-PEO NEOs were Brian Newman, Nando Cesarone, Kate Gutmann and Bala Subramanian; in 2021, Carol Tomé was the PEO and the Non-PEO NEOs were Brian Newman, Scott Price, Nando Cesarone and Kate Gutmann; and in 2020 the PEOs were David Abney (First PEO) and Carol Tomé (Second PEO), and the Non-PEO NEOs were Brian Newman, Nando Cesarone, Kate Gutmann, Juan Perez and George Willis.
Peer Group Issuers, Footnote	Our peer group is represented by the Dow Jones Transportation Average.
PEO Total Compensation Amount	$ 24,063,977	$ 23,390,051	$ 18,965,201	$ 27,620,893
PEO Actually Paid Compensation Amount	$ 9,185,261	15,171,604	13,072,062	43,250,361
Adjustment To PEO Compensation, Footnote

PEO SCT Total to CAP Reconciliation
Year	Summary Compensation Table Total for PEO ($)	Deductions from SCT Total(1) ($)	Additions and other adjustments to SCT Total(2) ($)	Compensation Actually Paid ($)
2024	24,063,977	19,641,906	4,763,190	9,185,261
2023	23,390,051	20,274,954	12,056,507	15,171,604
2022	18,965,201	16,275,515	10,382,376	13,072,062
2021	27,620,893	24,795,449	40,424,917	43,250,361
2020(3)	3,772,910	2,958,822	12,523,591	13,337,679
	5,842,130	3,192,625	26,308,508	28,958,013
(1)Represents the grant-date fair value of stock awards granted during the year (2024: $18,283,138, 2023: $18,916,192, 2022: $15,046,968, 2021: $23,670,426, 2020: Carol Tomé $1,833,812 and David Abney $1,411,585), the grant-date fair value of option awards granted during the year (2024: $1,358,768, 2023: $1,358,762, 2022: $1,228,547, 2021: $1,125,023, 2020: Carol Tomé $1,125,010 and David Abney $1,153,237) and the aggregate change in the actuarial present value of accumulated benefits under pension plans (2024: $—, 2023: $—, 2022: $—, 2021: $—, 2020: Carol Tomé $— and David Abney $627,803).
(2)Represents the service cost for defined benefit pension plans (2024: $—, 2023: $—, 2022: $—, 2021: $—, 2020: Carol Tomé $— and David Abney $234,743) and the value of equity awards calculated using the required methodology for determining CAP, as further detailed in the table below.

PEO Equity Component of CAP
Year	Year End Fair Value of Equity Awards Granted in the Year ($)	Change in Fair Value from Prior Year End to Year End of Outstanding Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Change in Fair Value from Prior Year End to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value as of Prior Year End of Equity Awards Forfeited in the Year ($)	Total Equity Award Adjustments ($)
2024	14,961,235	(4,644,851)	—	(5,553,194)	—	4,763,190
2023	14,112,488	(3,170,240)	2,071,950	(957,691)	—	12,056,507
2022	12,805,107	(5,289,424)	—	2,866,693	—	10,382,376
2021	33,072,440	6,256,043	—	1,096,434	—	40,424,917
2020(1)	12,523,591	—	—	—	—	12,523,591
	7,025,550	11,310,689	—	11,316,631	(3,579,105)	26,073,765

Non-PEO NEO Average Total Compensation Amount	$ 6,059,067	7,631,274	6,714,395	10,489,120	$ 5,454,192
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,713,257	4,457,788	5,141,166	19,573,719	11,181,872
Adjustment to Non-PEO NEO Compensation Footnote

Average Non-PEO NEOs SCT Total to CAP Reconciliation
Year	Summary Compensation Table Total for Other NEOs ($)	Deductions from SCT Total(1) ($)	Additions and other adjustments to SCT Total(2) ($)	Compensation Actually Paid ($)
2024	6,059,067	4,065,134	(280,676)	1,713,257
2023	7,631,274	6,111,238	2,937,752	4,457,788
2022	6,714,395	5,656,642	4,083,413	5,141,166
2021	10,489,120	8,564,070	17,648,669	19,573,719
2020	5,454,192	3,897,928	9,625,608	11,181,872
(1)Represents the average grant date fair value of stock awards granted during the year (2024: $3,713,647, 2023: $4,765,597, 2022: $5,378,818, 2021: $8,200,584, 2020: $3,369,684), the average grant date fair value of option awards granted during the year (2024: $351,486, 2023: $399,020, 2022: $277,825, 2021: $351,349, 2020: $210,297) and the average aggregate change in the actuarial present value of accumulated benefits under pension plans (2024: $—, 2023: $946,621, 2022: $—, 2021: $12,137, 2020: $317,948).
(2)Represents the average service cost for defined benefit pension plans (2024: $—, 2023: $—, 2022: $44,219, 2021: $40,127, 2020: $65,084) and the value of equity awards calculated using the required methodology for determining CAP, as further detailed in the table below.

Average Non-PEO NEOs Equity Component of CAP
Year	Year End Fair Value of Equity Awards Granted in the Year ($)	Change in Fair Value from Prior Year End to Year End of Outstanding Unvested Equity Awards Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Change in Fair Value from Prior Year End to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value as of Prior Year End of Equity Awards Forfeited in the Year ($)	Total Equity Award Adjustments ($)
2024	2,466,569	(771,043)	—	(1,361,426)	(614,776)	(280,676)
2023	3,467,543	(884,732)	546,548	(191,607)	—	2,937,752
2022	4,841,330	(1,551,105)	—	748,969	—	4,039,194
2021	12,120,687	2,762,650	—	2,725,205	—	17,608,542
2020	6,340,481	1,656,898	120,414	1,653,473	(210,742)	9,560,524
•Stock awards issued under the MIP are valued at the NYSE closing price of UPS Class B stock at each applicable date.
•Outstanding stock awards issued under the LTIP are valued using a Monte Carlo model at each reporting date with performance outcomes assumed to be at target. LTIP awards that vest during the period are valued using actual performance outcomes and the NYSE closing price of UPS Class B stock on the vesting date.
•Option awards are valued using a Black-Scholes option pricing model that reflects the award’s exercise price relative to the NYSE closing price of UPS Class B common stock at each valuation date.
•Stock award valuations include reinvested dividends where applicable.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Tabular List
Non-GAAP adjusted operating profit
Revenue
Non-GAAP adjusted earnings per share
Non-GAAP adjusted free cash flow

Total Shareholder Return Amount	$ 127.43	152.66	162.33	193.56	147.28
Peer Group Total Shareholder Return Amount	152.33	146.74	131.11	152.83	118.18
Net Income (Loss)	$ 5,782,000,000	$ 6,708,000,000	$ 11,548,000,000	$ 12,890,000,000	$ 1,343,000,000
Company Selected Measure Amount	8,894,000,000	9,873,000,000	13,853,000,000	13,144,000,000	8,718,000,000
PEO Name	Carol Tomé	Carol Tomé	Carol Tomé	Carol Tomé
Additional 402(v) Disclosure	In accordance with SEC rules, we are required to include in the above table the most important financial performance measure (not otherwise required to be disclosed in the table) used to link compensation actually paid to our named executive officers for 2024 to Company performance. We consider this measure to be non-GAAP Adjusted Operating Profit, which is calculated by excluding the following items from Operating Profit determined in accordance with GAAP: for 2024, transformation strategy costs, gain on divestiture, a one-time payment for an international regulatory matter, goodwill and asset impairment charges, expense for a separate regulatory matter, and a charge related to a multiemployer pension plan withdrawal; for 2023, a one-time compensation representing a payment to certain U.S.-based non-union part-time supervisors, goodwill and asset impairment charges, and transformation strategy costs; for 2022, a one-time non-cash expense related to stock-based awards that were accelerated to fully vest in 2022 in connection with a change in incentive compensation program design, a one-time non-cash charge reflecting a reduction in the estimated residual value of fully-depreciated MD-11 aircraft, and transformation strategy costs; and for each of 2021 and 2020, transformation strategy costs, goodwill and asset impairment charges, and divestitures.In 2020, the PEOs were Carol Tomé (first row) and David Abney (second row).In 2020, the PEOs were Carol Tomé (first row) and David Abney (second row).
•Stock awards issued under the MIP are valued at the NYSE closing price of UPS Class B stock at each applicable date.
•Outstanding stock awards issued under the LTIP are valued using a Monte Carlo model at each reporting date with performance outcomes assumed to be at target. LTIP awards that vest during the period are valued using actual performance outcomes and the NYSE closing price of UPS Class B stock on the vesting date.
•Option awards are valued using a Black-Scholes option pricing model that reflects the award’s exercise price relative to the NYSE closing price of UPS Class B common stock at each valuation date.
•Stock award valuations include reinvested dividends where applicable.

Measure:: 1
Pay vs Performance Disclosure
Name	Non-GAAP adjusted operating profit
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
Measure:: 4
Pay vs Performance Disclosure
Name	Non-GAAP adjusted earnings per share
Measure:: 5
Pay vs Performance Disclosure
Name	Non-GAAP adjusted free cash flow
Abney [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					$ 5,842,130
PEO Actually Paid Compensation Amount					$ 28,958,013
PEO Name					David Abney
Tomé [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					$ 3,772,910
PEO Actually Paid Compensation Amount					$ 13,337,679
PEO Name					Carol Tomé
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,763,190	12,056,507	10,382,376	40,424,917
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(19,641,906)	(20,274,954)	(16,275,515)	(24,795,449)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,763,190	12,056,507	10,382,376	40,424,917
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,961,235	14,112,488	12,805,107	33,072,440
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,644,851)	(3,170,240)	(5,289,424)	6,256,043
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	2,071,950	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,553,194)	(957,691)	2,866,693	1,096,434
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Equity Awards Granted During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(18,283,138)	(18,916,192)	(15,046,968)	(23,670,426)
PEO | Options Granted During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,358,768)	(1,358,762)	(1,228,547)	(1,125,023)
PEO | Abney [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					$ (627,803)
PEO | Abney [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					234,743
PEO | Abney [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					26,073,765
PEO | Abney [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(3,192,625)
PEO | Abney [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					26,308,508
PEO | Abney [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					7,025,550
PEO | Abney [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					11,310,689
PEO | Abney [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Abney [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					11,316,631
PEO | Abney [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(3,579,105)
PEO | Abney [Member] | Equity Awards Granted During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(1,411,585)
PEO | Abney [Member] | Options Granted During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(1,153,237)
PEO | Tomé [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Tomé [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Tomé [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					12,523,591
PEO | Tomé [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(2,958,822)
PEO | Tomé [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					12,523,591
PEO | Tomé [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					12,523,591
PEO | Tomé [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Tomé [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Tomé [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Tomé [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Tomé [Member] | Equity Awards Granted During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(1,833,812)
PEO | Tomé [Member] | Options Granted During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(1,125,010)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(946,621)	0	(12,137)	(317,948)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	44,219	40,127	65,084
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(280,676)	2,937,752	4,039,194	17,608,542	9,560,524
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,065,134)	(6,111,238)	(5,656,642)	(8,564,070)	(3,897,928)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(280,676)	2,937,752	4,083,413	17,648,669	9,625,608
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,466,569	3,467,543	4,841,330	12,120,687	6,340,481
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(771,043)	(884,732)	(1,551,105)	2,762,650	1,656,898
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	546,548	0	0	120,414
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,361,426)	(191,607)	748,969	2,725,205	1,653,473
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(614,776)	0	0	0	(210,742)
Non-PEO NEO | Equity Awards Granted During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,713,647)	(4,765,597)	(5,378,818)	(8,200,584)	(3,369,684)
Non-PEO NEO | Options Granted During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (351,486)	$ (399,020)	$ (277,825)	$ (351,349)	$ (210,297)